UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  October 28, 2009

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $224,407


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5668 114575.00SH       SOLE                114575.00
ACCENTURE PLC-CLASS A          COM              G1151C101     5910 158565.00SH       SOLE                158565.00
ALCOA INC.                     COM              013817101     2182 166308.00SH       SOLE                166308.00
ALLERGAN, INC.                 COM              018490102     5142 90595.00 SH       SOLE                 90595.00
AMPHENOL CORP-CL A             COM              032095101     5753 152689.00SH       SOLE                152689.00
ANSYS, INC.                    COM              03662Q105     7349 196385.00SH       SOLE                196385.00
APACHE CORP.                   COM              037411105     8248 89822.00 SH       SOLE                 89822.00
BB&T CORP.                     COM              054937107     3964 145526.00SH       SOLE                145526.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     4649 130554.00SH       SOLE                130554.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     7074 122501.00SH       SOLE                122501.00
CISCO SYSTEMS                  COM              17275R102     6315 268286.00SH       SOLE                268286.00
DANAHER CORP.                  COM              235851102     8111 120489.00SH       SOLE                120489.00
DOLBY LABORATORIES INC-CL A    COM              25659T107     4347 113825.00SH       SOLE                113825.00
DOVER CORP.                    COM              260003108     5091 131352.00SH       SOLE                131352.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     4718 120333.00SH       SOLE                120333.00
EXPEDITORS INTL                COM              302130109     5939 168960.00SH       SOLE                168960.00
EXXON MOBIL CORPORATION        COM              30231G102     9879 143995.00SH       SOLE                143995.00
GENERAL ELECTRIC               COM              369604103      226 13767.00 SH       SOLE                 13767.00
GILDAN ACTIVEWEAR INC.         COM              375916103     4047 205210.00SH       SOLE                205210.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     9480 51426.00 SH       SOLE                 51426.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     6490 244910.00SH       SOLE                244910.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     5614 239210.00SH       SOLE                239210.00
HENRY SCHEIN, INC.             COM              806407102     5596 101915.00SH       SOLE                101915.00
HOME DEPOT                     COM              437076102     3228 121187.00SH       SOLE                121187.00
IBM                            COM              459200101      241  2012.00 SH       SOLE                  2012.00
IHS INC.                       COM              451734107     3984 77920.00 SH       SOLE                 77920.00
ILLINOIS TOOL WORKS            COM              452308109     5431 127168.00SH       SOLE                127168.00
JACOBS ENGINEERING GROUP, INC. COM              469814107     3798 82645.00 SH       SOLE                 82645.00
JOHNSON & JOHNSON              COM              478160104     5847 96018.00 SH       SOLE                 96018.00
MICROSOFT CORP.                COM              594918104     5597 217611.00SH       SOLE                217611.00
MOOG INC-CLASS A               COM              615394202     3684 124873.00SH       SOLE                124873.00
MORGAN (JP & COMPANY)          COM              46625h100      203  4639.00 SH       SOLE                  4639.00
NOBLE CORPORATION              COM              H5833N103     4341 114368.00SH       SOLE                114368.00
PEPSICO, INC.                  COM              713448108     6871 117135.00SH       SOLE                117135.00
PROCTER & GAMBLE               COM              742718109     5955 102811.00SH       SOLE                102811.00
SCHERING-PLOUGH                COM              806605101     5575 197338.00SH       SOLE                197338.00
SCHWAB (CHARLES) CORP.         COM              808513105     7026 366870.00SH       SOLE                366870.00
ST JUDE MEDICAL                COM              790849103     5868 150426.00SH       SOLE                150426.00
STEM CELL AUTHORITY LTD        COM              85857C108        4 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     4957 105274.00SH       SOLE                105274.00
VALSPAR CORP.                  COM              920355104     6787 246711.00SH       SOLE                246711.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     5179 122939.00SH       SOLE                122939.00
WELLS FARGO COMPANY            COM              949746101     4274 151661.00SH       SOLE                151661.00
ZIMMER HOLDINGS                COM              98956p102     3762 70380.00 SH       SOLE                 70380.00